CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 167,875	$ 0
Costs and expenses:
Cost of revenues	857,709	0
Software development, including amortization of intellectual property of $38,202 and $61,058 in 2021 and 2020, respectively	185,789	128,563
General and administrative:
Officers, directors, affiliates, and other related parties	728,757	417,094
Advertising and marketing	5,693,017	0
Other (including stock compensation costs of $3,409,214 and $5,875,000 in 2021 and 2020, respectively)	5,314,876	6,647,146
Total costs and expenses	12,780,148	7,192,803
Loss from operations	(12,612,273)	(7,192,803)
Other income (expense):
Interest expense	(283,754)	(3,046)
Foreign currency loss	(78)	(15,968)
Total other expense, net	(283,832)	(19,014)
Net loss	(12,896,105)	(7,211,817)
Foreign currency translation adjustment	(37,258)	(21,512)
Comprehensive loss	$ (12,933,363)	$ (7,233,329)